Share Capital - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions							3 Months Ended	12 Months Ended
	Mar. 02, 2022	Nov. 03, 2021	Mar. 03, 2021	Mar. 04, 2020	Mar. 06, 2019	Feb. 28, 2018	Mar. 23, 2022	Mar. 10, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 09, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend increase percentage	28.00%	25.00%	11.00%	13.00%	12.00%
Quarterly dividend declared (in CAD per share)	$ 0.75	$ 0.5875	$ 0.47	$ 0.425	$ 0.375	$ 0.335
Share repurchase term								12 years
Shares repurchased and retired (in shares)							10,500,000		33,644,400
Weighted average price per share of shares repurchased and retired (in CAD per share)							$ 64.79		$ 46.98
Purchase of common shares under Normal Course Issuer Bid							$ 680		$ 1,581
Normal course issuer bid, percent of issued and outstanding shares	10.00%
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized to be repurchased through Normal Course Issuer Bid (in shares)												59,278,474
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term									5 years
Shares that may be reserved for issuance as a percentage of common shares outstanding									7.00%
Stock options | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term									5 years
Stock options | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term									6 years
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase of common shares under Normal Course Issuer Bid									$ 1,297	$ 215	$ 738